ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts receivable and other

AS AT DEC. 31 (MILLIONS)	Note	2024	2023
Accounts receivable	(a)	$14,493	$14,879
Prepaid expenses and other assets		13,649	11,363
Restricted cash	(b)	2,076	2,270
Total		$30,218	$28,512

Schedule of current and non-current accounts receivable	The current and non-current balances of accounts receivable and other are as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
Current	$20,283	$20,263
Non-current	9,935	8,249
Total	$30,218	$28,512

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2024			2023
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.3%	4.8%	11	6.2%	4.8%	11
Transitional and development[1]	7.9%	6.3%	10	7.9%	6.2%	10
LP Investments[1,2]	9.1%	6.2%	14	8.6%	5.8%	13
Other investment properties[3]	7.9%	n/a	n/a	7.4%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.